VESSELS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2015
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET
VESSELS AND EQUIPMENT, NET

(in thousands of $)	June 30, 2015	December 31, 2014
Cost	1,595,800	1,715,510
Accumulated depreciation	(281,761)	(338,377)
Vessels and equipment, net	1,314,039	1,377,133

During the six month period ended June 30, 2015, the Company took delivery of two 8,700 twenty-foot equivalent units (“TEU”) newbuilding container vessels at an aggregate cost of $173.2 million, and disposed of five container vessels with carrying values totaling $172.5 million.
During the six month period ended June 30, 2015, the Company recorded an impairment charge of $29.2 million against the carrying value of two container vessels.